Tender Offer to Purchase for Cash Any and All of the Group 2 Any and All Notes (Detail) $ in Millions	Apr. 04, 2016 USD ($)
Verizon Delaware LLC | 8.375% Debentures due 2019
Debt Instrument [Line Items]
Interest Rate	8.375%
Debt instrument maturity date	2019
Principal Amount Outstanding	$ 15
Purchase Price	1,182.11	[1]
Principal Amount Purchased	$ 15
Verizon Delaware LLC | 8.625% Debentures due 2031
Debt Instrument [Line Items]
Interest Rate	8.625%
Debt instrument maturity date	2031
Principal Amount Outstanding	$ 15
Purchase Price	1,365.39	[1]
Principal Amount Purchased	$ 5
Verizon Maryland LLC | 8.00% Debentures due 2029
Debt Instrument [Line Items]
Interest Rate	8.00%
Debt instrument maturity date	2029
Principal Amount Outstanding	$ 50
Purchase Price	1,301.32	[1]
Principal Amount Purchased	$ 22
Verizon Maryland LLC | 8.30% Debentures due 2031
Debt Instrument [Line Items]
Interest Rate	8.30%
Debt instrument maturity date	2031
Principal Amount Outstanding	$ 100
Purchase Price	1,347.26	[1]
Principal Amount Purchased	$ 76
Verizon Maryland LLC | 5.125% Debentures due 2033
Debt Instrument [Line Items]
Interest Rate	5.125%
Debt instrument maturity date	2033
Principal Amount Outstanding	$ 350
Purchase Price	1,012.50	[1]
Principal Amount Purchased	$ 171
Verizon New England Inc | 7.875% Debentures due 2029
Debt Instrument [Line Items]
Interest Rate	7.875%
Debt instrument maturity date	2029
Principal Amount Outstanding	$ 349
Purchase Price	1,261.63	[1]
Principal Amount Purchased	$ 176
Verizon New Jersey Inc | 8.00% Debentures due 2022
Debt Instrument [Line Items]
Interest Rate	8.00%
Debt instrument maturity date	2022
Principal Amount Outstanding	$ 200
Purchase Price	1,238.65	[1]
Principal Amount Purchased	$ 54
Verizon New Jersey Inc | 7.85% Debentures due 2029
Debt Instrument [Line Items]
Interest Rate	7.85%
Debt instrument maturity date	2029
Principal Amount Outstanding	$ 149
Purchase Price	1,311.32	[1]
Principal Amount Purchased	$ 63
Verizon New York Inc | 6.50% Debentures due 2028
Debt Instrument [Line Items]
Interest Rate	6.50%
Debt instrument maturity date	2028
Principal Amount Outstanding	$ 100
Purchase Price	1,151.71	[1]
Principal Amount Purchased	$ 28
Verizon New York Inc | 7.375% Debentures due 2032
Debt Instrument [Line Items]
Interest Rate	7.375%
Debt instrument maturity date	2032
Principal Amount Outstanding	$ 500
Purchase Price	1,201.92	[1]
Principal Amount Purchased	$ 256
Verizon Pennsylvania LLC | 6.00% Debentures due 2028
Debt Instrument [Line Items]
Interest Rate	6.00%
Debt instrument maturity date	2028
Principal Amount Outstanding	$ 125
Purchase Price	1,110.47	[1]
Principal Amount Purchased	$ 57
Verizon Pennsylvania LLC | 8.35% Debentures due 2030
Debt Instrument [Line Items]
Interest Rate	8.35%
Debt instrument maturity date	2030
Principal Amount Outstanding	$ 175
Purchase Price	1,324.10	[1]
Principal Amount Purchased	$ 127
Verizon Pennsylvania LLC | 8.75% Debentures due 2031
Debt Instrument [Line Items]
Interest Rate	8.75%
Debt instrument maturity date	2031
Principal Amount Outstanding	$ 125
Purchase Price	1,356.47	[1]
Principal Amount Purchased	$ 72
Verizon Virginia LLC | 7.875% Debentures due 2022
Debt Instrument [Line Items]
Interest Rate	7.875%
Debt instrument maturity date	2022
Principal Amount Outstanding	$ 100
Purchase Price	1,227.79	[1]
Principal Amount Purchased	$ 43
Verizon Virginia LLC | 8.375% Debentures due 2029
Debt Instrument [Line Items]
Interest Rate	8.375%
Debt instrument maturity date	2029
Principal Amount Outstanding	$ 100
Purchase Price	1,319.78	[1]
Principal Amount Purchased	$ 81
Tender Offer to Purchase for Cash Any and All of the Group 2 Any and All Notes
Debt Instrument [Line Items]
Principal Amount Purchased	$ 1,246

[1]	Per $1,000 principal amount of notes tendered and not withdrawn prior to early expiration